Property, Plant and Equipment - Schedule of Property, Plant and Equipment with Estimated Useful Lives (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016
Major components of property, plant and equipment
Property, plant and equipment, Gross	$ 433,044	$ 382,182
Less: accumulated depreciation and amortization	175,744	144,260
Property, plant and equipment, Net	257,300	237,922
Land [Member]
Major components of property, plant and equipment
Property, plant and equipment, Gross	$ 5,866	5,396
Land Improvements [Member]
Major components of property, plant and equipment
Useful Life (years)	5 years
Property, plant and equipment, Gross	$ 4,959	4,594
Buildings [Member]
Major components of property, plant and equipment
Property, plant and equipment, Gross	$ 156,144	146,930
Buildings [Member] | Minimum [Member]
Major components of property, plant and equipment
Useful Life (years)	20 years
Buildings [Member] | Maximum [Member]
Major components of property, plant and equipment
Useful Life (years)	30 years
Machinery and Equipment [Member]
Major components of property, plant and equipment
Property, plant and equipment, Gross	$ 214,999	195,561
Machinery and Equipment [Member] | Minimum [Member]
Major components of property, plant and equipment
Useful Life (years)	5 years
Machinery and Equipment [Member] | Maximum [Member]
Major components of property, plant and equipment
Useful Life (years)	15 years
Software [Member]
Major components of property, plant and equipment
Property, plant and equipment, Gross	$ 20,974	18,229
Software [Member] | Minimum [Member]
Major components of property, plant and equipment
Useful Life (years)	3 years
Software [Member] | Maximum [Member]
Major components of property, plant and equipment
Useful Life (years)	5 years
Furniture and Fixtures [Member]
Major components of property, plant and equipment
Property, plant and equipment, Gross	$ 2,774	2,421
Furniture and Fixtures [Member] | Minimum [Member]
Major components of property, plant and equipment
Useful Life (years)	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Major components of property, plant and equipment
Useful Life (years)	10 years
Vehicles [Member]
Major components of property, plant and equipment
Property, plant and equipment, Gross	$ 1,257	1,302
Vehicles [Member] | Minimum [Member]
Major components of property, plant and equipment
Useful Life (years)	2 years
Vehicles [Member] | Maximum [Member]
Major components of property, plant and equipment
Useful Life (years)	5 years
Construction in Progress [Member]
Major components of property, plant and equipment
Property, plant and equipment, Gross	$ 26,071	$ 7,749